Cost method investments (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Jun. 30, 2024 CNY (¥)
Schedule of Investments [Line Items]
Cost method investments, gross	$ 168,378		¥ 1,200,000	¥ 1,200,000
Less Impairment loss	154,759	¥ 1,102,938	1,102,938
Cost method investments	13,619		97,062	97,062
Investment 1 [Member]
Schedule of Investments [Line Items]
Cost method investments, gross	84,189		600,000	600,000
Investment 2 [Member]
Schedule of Investments [Line Items]
Cost method investments, gross	$ 84,189		¥ 600,000	¥ 600,000